RELATED PARTIES TRANSACTIONS (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of holding company and related parties transactions [Line Items]
Freight revenue from related parties	$ 0	$ 0	$ 939
Fuel and port expenses to related parties	0	(18,910)	(55,895)
Bunker swaps from related companies	0	111	182
Guarantee fees from related parties	0	0	325
Guarantee fees to related parties	0	(54)	(451)
Interest expense on loans from related parties	0	0	(629)
Interest income on amounts due from related parties	0	0	1,199
Management fees to related parties	0	(1,135)	(3,495)
Net gain on disposal of businesses	0	3,255	0
Overhead recovery from (to) related party (included in administrative expenses)	0	134	(202)
Dividend paid to related party			(1,674)
Other expenses to related parties	0	(187)	(1,268)
Interest income	1,979	3,787	7,164
Joint ventures where entity is venturer [member]
Disclosure of holding company and related parties transactions [Line Items]
Interest income	983	2,573	4,346
Technical management fee income	1,625	1,625	1,625
Agency Fees from joint ventures	573	574	618
Charter hire and other related revenue	5,345	13,445	4,376
Charter hire and other related expenses	(44,206)	(52,050)	(50,741)
Payments on behalf of a joint venture	(2,199)	(1,217)	(585)
Purchase of ships from a joint venture	54,000	10,250	0
Dividend income	5,000	0	0
Management fee income	$ 86	$ 217	$ 350